Non-Marketable Investments (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Investments, All Other Investments [Abstract]
Equity method investments	$ 1,600	$ 1,300
Cost method investments	2,600	1,800
Fair value of cost method investments	7,500
Loss on equity method investments	227
VIE, Not Primary Beneficiary, Aggregated Disclosure
Variable Interest Entity [Line Items]
Net assets of VIE	1,300	1,000
Maximum loss exposure	1,300	$ 1,100
Google Inc. | VIE, Not Primary Beneficiary, Aggregated Disclosure
Variable Interest Entity [Line Items]
Net assets of VIE	302
Maximum loss exposure	$ 316